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                                              Rule 497(d)
                                              Reg. No. 333-58380



                              National Equity Trust
                           OTC Growth Trust Series 14

                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.